Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000224746 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	JOEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class of shares of the Fund returned 21.95% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”) which returned 26.05%.
TOP PERFORMANCE CONTRIBUTORS
Taiwan | The best performing of the larger emerging markets in the period was Taiwan, with the Index returning 52.7% in USD terms. A major contributor was heavyweight semiconductor stock TSMC, which returned 99.9% in USD terms. During the period under review, TSMC’s index weight made up around half of the MSCI Taiwan Index. The portfolio was underweight Taiwan in the period, but overweight TSMC and benefited from the strong performance of the stock.
India | Despite incumbent prime minister Narendra Modi winning fewer seats than expected in the May election, Indian equities ultimately performed strongly, with MSCI India rising 40.3% in USD terms. The portfolio moved underweight India during the period under review as the team see historically high valuations as a challenge to forward returns.
China | The period generally saw weakness in Chinese economic data and moderate returns in Chinese equities. However, at the end of the period, the Politburo met in September, outside its normal April/July/December timetable, and the resultant policy statement was a dramatic surprise for markets, with a focus on supporting the housing market and on increasing fiscal expenditures by using special sovereign bonds. This coincided with surprise cuts in the policy interest rate, the banking system’s Required Reserve Ratio and the outstanding mortgage rate by the central bank. This drove a strong market reaction. Having traded broadly sideways through the first eleven months of the period under review, in September MSCI China rose 23.5% in USD terms. Overall, the MSCI China rose 23.9% in USD terms in the period.
TOP PERFORMANCE DETRACTORS
Mexico | In Mexico’s June elections, the governing Morena party won 60% of the vote and the presidency for incoming President Claudia Sheinbaum. The strong mandate for a populist left-wing party combined with concerns about judicial reforms passed by the outgoing government to send the Mexican Peso down 11.5% against the US dollar contributed to the MSCI Mexico returning -3.4% in USD terms.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Advisor Shares/JOEIX)	21.95%	5.50%	4.57%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2024
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 1,176,049,772
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,488,898
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,176,049,772
Total number of portfolio holdings	58
Total advisory fees paid	$8,488,898
Portfolio turnover rate as of the end of the reporting period	37.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective January 28, 2024, Perpetual Americas Funds Services[1] contractually agreed to limit fund operating expenses to 1.14% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]	Effective January 28, 2024, Perpetual Americas Funds Services[1] contractually agreed to limit fund operating expenses to 1.14% of average daily net assets through February 1, 2025.
Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224744 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 22.14% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”), which returned 26.05%.
TOP PERFORMANCE CONTRIBUTORS
Taiwan | The best performing of the larger emerging markets in the period was Taiwan, with the Index returning 52.7% in USD terms. A major contributor was heavyweight semiconductor stock TSMC, which returned 99.9% in USD terms. During the period under review, TSMC’s index weight made up around half of the MSCI Taiwan Index. The portfolio was underweight Taiwan in the period, but overweight TSMC and benefited from the strong performance of the stock.
India | In India, despite incumbent prime minister Narendra Modi winning fewer seats than expected in the May election, Indian equities ultimately performed strongly with MSCI India rising 40.3% in USD terms. The portfolio moved underweight India during the period under review as the team see historically high valuations as a challenge to forward returns.
China | The period generally saw weakness in Chinese economic data and moderate returns in Chinese equities. The Politburo met in September, outside its normal April/July/December timetable, and the resultant policy statement was a dramatic surprise for markets, with a focus on supporting the housing market and on increasing fiscal expenditures by using special sovereign bonds. This coincided with surprise cuts in the policy interest rate, the banking system’s Required Reserve Ratio and the outstanding mortgage rate by the central bank. This drove a strong market reaction. Having traded broadly sideways through the first eleven months of the period under review, in September MSCI China rose 23.5% in USD terms. Overall, the MSCI China rose 23.9% in USD terms in the period.
TOP PERFORMANCE DETRACTORS
Mexico | In Mexico’s June elections, the governing Morena party won 60% of the vote and the presidency for incoming President Claudia Sheinbaum. The strong mandate for a populist left-wing party combined with concerns about judicial reforms passed by the outgoing government to send the Mexican Peso down 11.5% against the US dollar contributed to the MSCI Mexico returning -3.4% in USD terms.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Institutional Shares/JOEMX)	22.14%	5.62%	4.68%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 1,176,049,772
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,488,898
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,176,049,772
Total number of portfolio holdings	58
Total advisory fees paid	$8,488,898
Portfolio turnover rate as of the end of the reporting period	37.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%

C000224745 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Investor Shares
Trading Symbol	JOEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$143	1.29%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investor Class shares of the Fund returned 21.88% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”), which returned 26.05%.
TOP PERFORMANCE CONTRIBUTORS
Taiwan | The best performing of the larger emerging markets in the period was Taiwan, with the Index returning 52.7% in USD terms. A major contributor was heavyweight semiconductor stock TSMC, which returned 99.9% in USD terms. During the period under review, TSMC’s index weight made up around half of the MSCI Taiwan Index. The portfolio was underweight Taiwan in the period, but overweight TSMC and benefited from the strong performance of the stock.
India | In India, despite incumbent prime minister Narendra Modi winning fewer seats than expected in the May election, Indian equities ultimately performed strongly, with MSCI India rising 40.3% in USD terms. The portfolio moved underweight India during the period under review as the team see historically high valuations as a challenge to forward returns.
China | The period generally saw weakness in Chinese economic data and moderate returns in Chinese equities. The Politburo met in September, outside its normal April/July/December timetable, and the resultant policy statement was a dramatic surprise for markets, with a focus on supporting the housing market and on increasing fiscal expenditures by using special sovereign bonds. This coincided with surprise cuts in the policy interest rate, the banking system’s Required Reserve Ratio and the outstanding mortgage rate by the central bank. This drove a strong market reaction. Having traded broadly sideways through the first eleven months of the period under review, in September MSCI China rose 23.5% in USD terms. Overall, the MSCI China rose 23.9% in USD terms in the period.
TOP PERFORMANCE DETRACTORS
Mexico | In Mexico’s June elections, the governing Morena party won 60% of the vote and the presidency for incoming President Claudia Sheinbaum. The strong mandate for a populist left-wing party combined with concerns about judicial reforms passed by the outgoing government to send the Mexican Peso down 11.5% against the US dollar contributed to the MSCI Mexico returning -3.4% in USD terms.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Investor Shares/JOEAX)	21.88%	5.35%	4.45%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2024
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 1,176,049,772
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,488,898
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,176,049,772
Total number of portfolio holdings	58
Total advisory fees paid	$8,488,898
Portfolio turnover rate as of the end of the reporting period	37.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective January 28, 2024, Perpetual Americas Funds Services[1] contractually agreed to limit fund operating expenses to 1.29% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]	Effective January 28, 2024, Perpetual Americas Funds Services[1] contractually agreed to limit fund operating expenses to 1.29% of average daily net assets through February 1, 2025.
Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224748 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Advisor Shares
Trading Symbol	JOMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$161	1.45%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class shares of the Fund returned 22.35% for the twelve-month period ended September 30, 2024. The Fund underperformed the MSCI Emerging Markets Small Cap Index, which returned 23.01%.
TOP PERFORMANCE CONTRIBUTORS
Phoenix Mills | India’s leading mall developer and operator benefited from its expansion efforts, which included opening new malls and refurbishing existing ones. A key competitive advantage during this period of high interest rates was the company’s superior access to capital, thanks to its partnerships with foreign sovereign wealth funds.
Brigade Enterprises | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favourable industry dynamics.
SOBHA | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favourable industry dynamics.
TOP PERFORMANCE DETRACTORS
One97 Communications | The Indian payments company faced regulatory pressure, particularly on its banking operations, which are crucial for the business’s profitability. Additionally, it experienced a slowdown in its small-ticket loan distribution business due to pressure from its lending partners.
ZJLD Group | The Chinese baijiu (spirits) company faced industry-wide concerns about the demand for luxury products due to a weak consumption environment in China during the first half of 2024.
Burjeel Holdings | The UAE hospital network operator faced increased competition from other major UAE hospital networks, which focused on expanding their presence in the specialty segment dominated by Burjeel. Additionally, the company experienced a worsening revenue mix due to a shift towards lower-margin oncology services.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM Emerging Markets Discovery Fund (Advisor Shares/JOMEX)	22.35%	12.84%	12.01%
MSCI Emerging Markets Small Cap Index	23.01%	12.22%	9.70%
MSCI Emerging Markets Index*	26.05%	5.75%	5.06%
*
Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information.
Net Assets	$ 68,449,841
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 529,976
Investment Company Portfolio Turnover	119.54%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$68,449,841
Total number of portfolio holdings	121
Total advisory fees paid	$529,976
Portfolio turnover rate as of the end of the reporting period	119.54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.5%
Varun Beverages Ltd.	1.8%
Marcopolo S.A.	1.7%
Mrs Bectors Food Specialities Ltd.	1.7%
Genus Power Infrastructures Ltd.	1.7%
Brigade Enterprises Ltd.	1.7%
PB Fintech Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.6%
Shriram Finance Ltd.	1.6%
Thermax Ltd.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.5%
Varun Beverages Ltd.	1.8%
Marcopolo S.A.	1.7%
Mrs Bectors Food Specialities Ltd.	1.7%
Genus Power Infrastructures Ltd.	1.7%
Brigade Enterprises Ltd.	1.7%
PB Fintech Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.6%
Shriram Finance Ltd.	1.6%
Thermax Ltd.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2024, Perpetual Americas Funds Services[1] contractually agreed to reduce its advisory fee to 1.05%, as a percent of average daily net assets, and limit fund operating expenses to 1.34% through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025, at connect.rightprospectus.com/JOHCM/.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
Effective April 1, 2024, Perpetual Americas Funds Services[1] contractually agreed to reduce its advisory fee to 1.05%, as a percent of average daily net assets, and limit fund operating expenses to 1.34% through February 1, 2025.

Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224749 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Institutional Shares
Trading Symbol	JOMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 22.44% for the twelve-month period ended September 30, 2024. The Fund underperformed the MSCI Emerging Markets Small Cap Index, which returned 23.01%.
TOP PERFORMANCE CONTRIBUTORS
Phoenix Mills | India’s leading mall developer and operator benefited from its expansion efforts, which included opening new malls and refurbishing existing ones. A key competitive advantage during this period of high interest rates was the company’s superior access to capital, thanks to its partnerships with foreign sovereign wealth funds.
Brigade Enterprises | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favorable industry dynamics.
SOBHA | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favorable industry dynamics.
TOP PERFORMANCE DETRACTORS
One97 Communications | The Indian payments company faced regulatory pressure, particularly on its banking operations, which are crucial for the business’s profitability. Additionally, it experienced a slowdown in its small-ticket loan distribution business due to pressure from its lending partners.
ZJLD Group | The Chinese baijiu (spirits) company faced industry-wide concerns about the demand for luxury products due to a weak consumption environment in China during the first half of 2024.
Burjeel Holdings | The UAE hospital network operator faced increased competition from other major UAE hospital networks, which focused on expanding their presence in the specialty segment dominated by Burjeel. Additionally, the company experienced a worsening revenue mix due to a shift towards lower-margin oncology services.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM Emerging Markets Discovery Fund (Institutional Shares/JOMMX)	22.44%	12.91%	10.20%
MSCI Emerging Markets Small Cap Index	23.01%	12.22%	7.02%
MSCI Emerging Markets Index*	26.05%	5.75%	5.06%
*
Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information.
Net Assets	$ 68,449,841
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 529,976
Investment Company Portfolio Turnover	119.54%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$68,449,841
Total number of portfolio holdings	121
Total advisory fees paid	$529,976
Portfolio turnover rate as of the end of the reporting period	119.54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.5%
Varun Beverages Ltd.	1.8%
Marcopolo S.A.	1.7%
Mrs Bectors Food Specialities Ltd.	1.7%
Genus Power Infrastructures Ltd.	1.7%
Brigade Enterprises Ltd.	1.7%
PB Fintech Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.6%
Shriram Finance Ltd.	1.6%
Thermax Ltd.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.5%
Varun Beverages Ltd.	1.8%
Marcopolo S.A.	1.7%
Mrs Bectors Food Specialities Ltd.	1.7%
Genus Power Infrastructures Ltd.	1.7%
Brigade Enterprises Ltd.	1.7%
PB Fintech Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.6%
Shriram Finance Ltd.	1.6%
Thermax Ltd.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2024, Perpetual Americas Funds Services[1] contractually agreed to reduce its advisory fee to 1.05%, as a percent of average daily net assets, and limit fund operating expenses to 1.24% through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025, at connect.rightprospectus.com/JOHCM/.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
Effective April 1, 2024, Perpetual Americas Funds Services[1] contractually agreed to reduce its advisory fee to 1.05%, as a percent of average daily net assets, and limit fund operating expenses to 1.24% through February 1, 2025.

Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224751 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Global Select Fund
Class Name	Advisor Shares
Trading Symbol	JOGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Advisor Shares)	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class shares of the Fund returned 30.96% for the twelve-month period ended September 30, 2024. The Fund slighty underperformed its benchmark, MSCI ACWI Index, which returned 31.76%.
TOP PERFORMANCE CONTRIBUTORS
Viking Therapeutics | Positive news from the successful trials of Viking Therapeutics' next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Applovin | Positive earnings revisions, driven by its AI software solution that enhances app user acquisition and profitability, led the Fund to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Nvidia | Not owning Nvidia during the first half of 2024 negatively impacted the Fund's performance, as the stock significantly outperformed the benchmark. We subsequently purchased the stock in June, as its earnings revisions remained very positive and its valuation became more attractive.
Chart Industries | The company lowered its sales and earnings guidance for 2024 due to the delay of large orders. We continue to own the stock, as we expect this situation to reverse in 2025.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Global Select Fund (Advisor Shares/JOGEX)	30.96%	8.99%	6.82%
MSCI ACWI Index	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-global-select-fund/#performance for the most recent performance information.
Net Assets	$ 54,171,865
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 445,996
Investment Company Portfolio Turnover	86.19%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,171,865
Total number of portfolio holdings	37
Total advisory fees paid	$445,996
Portfolio turnover rate as of the end of the reporting period	86.19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
NEC Corp.	3.0%
Alphabet, Inc. - Class A	3.0%
Spotify Technology S.A.	2.9%
Prysmian S.p.A.	2.9%
TPG, Inc.	2.9%
AppLovin Corp. - Class A	2.9%
Broadcom, Inc.	2.8%
SAP S.E.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
NEC Corp.	3.0%
Alphabet, Inc. - Class A	3.0%
Spotify Technology S.A.	2.9%
Prysmian S.p.A.	2.9%
TPG, Inc.	2.9%
AppLovin Corp. - Class A	2.9%
Broadcom, Inc.	2.8%
SAP S.E.	2.8%

C000224754 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Global Select Fund
Class Name	Institutional Shares
Trading Symbol	JOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Institutional Shares)	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 31.13% for the twelve-month period ended September 30, 2024. The Fund slighty underperformed its benchmark, the MSCI ACWI Index, which returned 31.76%.
TOP PERFORMANCE CONTRIBUTORS
Viking Therapeutics | Positive news from the successful trials of Viking Therapeutics' next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Applovin | Positive earnings revisions, driven by its AI software solution that enhances app user acquisition and profitability, led the Fund to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Nvidia | Not owning Nvidia during the first half of 2024 negatively impacted the Fund's performance, as the stock significantly outperformed the benchmark. We subsequently purchased the stock in June, as its earnings revisions remained very positive and its valuation became more attractive.
Chart Industries | The company lowered its sales and earnings guidance for 2024 due to the delay of large orders. We continue to own the stock, as we expect this situation to reverse in 2025.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Global Select Fund (Institutional Shares/JOGIX)	31.13%	9.10%	6.92%
MSCI ACWI Index	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-global-select-fund/#performance for the most recent performance information.
Net Assets	$ 54,171,865
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 445,996
Investment Company Portfolio Turnover	86.19%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,171,865
Total number of portfolio holdings	37
Total advisory fees paid	$445,996
Portfolio turnover rate as of the end of the reporting period	86.19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
NEC Corp.	3.0%
Alphabet, Inc. - Class A	3.0%
Spotify Technology S.A.	2.9%
Prysmian S.p.A.	2.9%
TPG, Inc.	2.9%
AppLovin Corp. - Class A	2.9%
Broadcom, Inc.	2.8%
SAP S.E.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
NEC Corp.	3.0%
Alphabet, Inc. - Class A	3.0%
Spotify Technology S.A.	2.9%
Prysmian S.p.A.	2.9%
TPG, Inc.	2.9%
AppLovin Corp. - Class A	2.9%
Broadcom, Inc.	2.8%
SAP S.E.	2.8%

C000224756 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 25.30% for the twelve-month period ended September 30, 2024. The Fund outperformed its benchmark, the MSCI EAFE Index (the “Index”), which returned 24.77%.
After the inflation-driven volatility of summer 2023, the period was characterized by rising equity markets and falling interest rates, in the context of a continued decline in inflation. The Swedish, Swiss and European central banks cut their policy rates in May/June 2024, with the UK and US following suit in Aug/Sept 2024. The exception was Japan, where the Bank of Japan ended the era of negative interest rates in March 2024 and then raised its policy rate to 0.25% in July 2024, higher than at any point since December 2008. Until July 2024, the Japanese Yen's weakness allowed a carry trade to support markets ranging from US mega cap tech to Latin American currencies. The unwinding of these trades caused financial market volatility to increase in the last two months of the period.
TOP PERFORMANCE CONTRIBUTORS
The Index rose by nearly 25% over the year, partly due to the weakness of the USD. Unlike the US market, which remained heavily dominated by the information technology sector, the Index experienced broader leadership, with strong performances from both industrials and financials. Consequently, the Fund was able to achieve modest outperformance, benefiting from strong performances across various names in these sectors. Notable contributors included Ebara, Wartsila, Deutsche Boerse, and Beazley, as well as CRH in the materials sector.
TOP PERFORMANCE DETRACTORS
Weakness in the consumer staples sector affected holdings during the period such as Heineken and Diageo. However, this was offset by the benefit of not owning Nestle, which was the largest company in the Index at the start of the period. Other negative contributors included UK-based companies Shell and B&M.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM International Opportunities Fund (Institutional Shares/JOPSX)	25.30%	9.75%	8.03%
MSCI EAFE Index	24.77%	8.20%	7.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-international-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 34,752,588
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.16%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,752,588
Total number of portfolio holdings	41
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	44.16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Shell PLC	3.6%
Deutsche Boerse A.G.	3.5%
Sanofi S.A.	3.5%
CRH PLC	3.4%
Intact Financial Corp.	3.4%
Merck KGaA	3.4%
Ebara Corp.	3.3%
Cameco Corp.	3.2%
Daifuku Co. Ltd.	2.9%
Compass Group PLC	2.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Shell PLC	3.6%
Deutsche Boerse A.G.	3.5%
Sanofi S.A.	3.5%
CRH PLC	3.4%
Intact Financial Corp.	3.4%
Merck KGaA	3.4%
Ebara Corp.	3.3%
Cameco Corp.	3.2%
Daifuku Co. Ltd.	2.9%
Compass Group PLC	2.9%

C000224759 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Institutional Shares
Trading Symbol	JOHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 20.10% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 24.77%.
TOP PERFORMANCE CONTRIBUTORS
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Hitachi | The company announced positive earnings revisions, driven by successful restructuring and a focus on electrification and digitization solutions. We took profits while still retaining a position in the stock.
EQT | Increased private equity fees and earnings, driven by strong investment activity and successful new fundraising, led us to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Carl Zeiss Meditec | The company missed its earnings expectations due to lower revenues and profit margins, which were impacted by the economic slowdown in China. Consequently, we sold the stock.
B&M Value | The company lowered its earnings guidance for 2024 due to the challenging economic environment for UK retailers and rising supply chain costs. We continue to own the stock.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM International Select Fund (Institutional Shares/JOHIX)	20.10%	5.74%	5.29%
MSCI EAFE Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-international-select-fund/#performance for the most recent performance information.
Net Assets	$ 5,030,134,368
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 45,753,717
Investment Company Portfolio Turnover	77.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,030,134,368
Total number of portfolio holdings	40
Total advisory fees paid	$45,753,717
Portfolio turnover rate as of the end of the reporting period	77.73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Ivanhoe Mines Ltd. - Class A	2.9%
NEC Corp.	2.9%
Recruit Holdings Co. Ltd.	2.8%
FUJIFILM Holdings Corp.	2.8%
Chugai Pharmaceutical Co. Ltd.	2.8%
SK Hynix, Inc.	2.7%
Japan Exchange Group, Inc.	2.7%
Hitachi Ltd.	2.7%
Prysmian S.p.A.	2.7%
EQT AB	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Ivanhoe Mines Ltd. - Class A	2.9%
NEC Corp.	2.9%
Recruit Holdings Co. Ltd.	2.8%
FUJIFILM Holdings Corp.	2.8%
Chugai Pharmaceutical Co. Ltd.	2.8%
SK Hynix, Inc.	2.7%
Japan Exchange Group, Inc.	2.7%
Hitachi Ltd.	2.7%
Prysmian S.p.A.	2.7%
EQT AB	2.7%

C000224761 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Investor Shares
Trading Symbol	JOHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investor Class shares of the Fund returned 19.88% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 24.77%.
TOP PERFORMANCE CONTRIBUTORS
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Hitachi | The company lowered its earnings guidance for 2024 due to the challenging economic environment for UK retailers and rising supply chain costs. We continue to own the stock.
EQT | Increased private equity fees and earnings, driven by strong investment activity and successful new fundraising, led us to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Carl Zeiss Meditec | The company missed its earnings expectations due to lower revenues and profit margins during the period, which were impacted by the economic slowdown in China. Consequently, we sold the stock.
B&M Value | The company lowered its earnings guidance for 2024 due to the challenging economic environment for UK retailers and rising supply chain costs. We continue to own the stock.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM International Select Fund (Investor Shares/JOHAX)	19.88%	5.49%	5.03%
MSCI EAFE Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-international-select-fund/#performance for the most recent performance information.
Net Assets	$ 5,030,134,368
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 45,753,717
Investment Company Portfolio Turnover	77.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,030,134,368
Total number of portfolio holdings	40
Total advisory fees paid	$45,753,717
Portfolio turnover rate as of the end of the reporting period	77.73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Ivanhoe Mines Ltd. - Class A	2.9%
NEC Corp.	2.9%
Recruit Holdings Co. Ltd.	2.8%
FUJIFILM Holdings Corp.	2.8%
Chugai Pharmaceutical Co. Ltd.	2.8%
SK Hynix, Inc.	2.7%
Japan Exchange Group, Inc.	2.7%
Hitachi Ltd.	2.7%
Prysmian S.p.A.	2.7%
EQT AB	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Ivanhoe Mines Ltd. - Class A	2.9%
NEC Corp.	2.9%
Recruit Holdings Co. Ltd.	2.8%
FUJIFILM Holdings Corp.	2.8%
Chugai Pharmaceutical Co. Ltd.	2.8%
SK Hynix, Inc.	2.7%
Japan Exchange Group, Inc.	2.7%
Hitachi Ltd.	2.7%
Prysmian S.p.A.	2.7%
EQT AB	2.7%

C000228049 [Member]
Shareholder Report [Line Items]
Fund Name	Regnan Global Equity Impact Solutions
Class Name	Institutional Shares
Trading Symbol	REGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Regnan Global Equity Impact Solutions (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regnan Global Equity Impact Solutions (Institutional Shares)	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 4.69% for the twelve months ended September 30, 2024. The Fund underperformed the MSCI ACWI Investable Markets Index, which returned 30.92%.
TOP PERFORMANCE CONTRIBUTORS
Munters | Munters, the Swedish data centre cooling equipment provider, contributed positively, with continuously strong order intake in data centre cooling, as demand was driven by the need to reduce AI data centre power consumption, of which cooling represents half of the company's revenues.
HA Sustainable Infrastructure | HA Sustainable Infrastructure, the renewable energy and efficiency financing company, delivered consistently strong results with strong gains in sales, higher interest income, and lower interest costs, assisted by the company's recent credit rating upgrades. The company has a strong growth pipeline with good diversification across asset types, and we believe the company will continue to improve.
Horiba | Japanese-based Horiba announced an ambitious new long-term plan and improved earnings, driven by rising demand due to Euro 7 emissions regulations and continued strength in orders for its class-leading mass flow controllers as generative AI applications grow.
TOP PERFORMANCE DETRACTORS
Yduqs | Yduqs, the Brazilian education provider, had a weak 12 months, with the broader Brazilian market down on a weaker macro environment and a slower pace of rate cuts than expected. Concerns remain around the regulatory environment for distance learning and medicine, but we believe Yduqs, which has a physical presence on campus and is one of Brazil's leading medical education players, is well-placed to weather these risks.
Aixtron | Aixtron, the German-based compound semiconductor tools producer, reported in-line results for 2023 with strong revenues, order intake, and new customer additions, yet guidance for 2024 was disappointing. Sentiment was further impacted by the simultaneous announcement from one of Aixtron's customers that it would end its microLED investment program; however, management has assured investors that other customers continue to invest in this technology. The company has also seen slowing investment in tools needed to produce Silicon Carbide power semiconductors, which are primarily used in electric vehicles, as EV volumes have declined and 2024 has been a quiet year for new model launches.
Stevanato | Stevanato, the leading provider of drug containment solutions, reported weaker than expected backlog growth and, over the course of the period, was affected by customer destocking of their high-value, high gross margin EZ-Fill glass vials. We continue to believe Stevanato is well positioned to benefit longer term from the opportunity in its high-value solutions business, especially with capacity expansions coming online, which have already contracted most of the future capacity for high-value solutions. These containment solutions are critical to the safe delivery of new therapies such as GLP-1s and other biologic drugs, where the cost of the container is a small proportion of the total selling price, yet the cost of failure is high.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional shares of the Fund during the stated time period. GROWTH OF $100,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Regnan Global Equity Impact Solutions (Institutional Shares/REGIX)	4.69%	(8.92)%
MSCI ACWI Index*	31.76%	6.86%
MSCI ACWI Investable Market Index	30.92%	6.36%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI ACWI Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the MSCI ACWI Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information.
Net Assets	$ 2,448,124
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.19%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,448,124
Total number of portfolio holdings	34
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	54.19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Ecolab, Inc.	5.7%
Lonza Group A.G. - REG	5.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.1%
Bank Rakyat Indonesia Persero Tbk PT	4.1%
Xylem, Inc.	4.0%
PTC, Inc.	4.0%
Orsted A/S	3.9%
QIAGEN N.V.	3.9%
Itron, Inc.	3.8%
ANSYS, Inc.	3.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Ecolab, Inc.	5.7%
Lonza Group A.G. - REG	5.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.1%
Bank Rakyat Indonesia Persero Tbk PT	4.1%
Xylem, Inc.	4.0%
PTC, Inc.	4.0%
Orsted A/S	3.9%
QIAGEN N.V.	3.9%
Itron, Inc.	3.8%
ANSYS, Inc.	3.7%